Fees Summary	Feb. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 185,514,707.00
Previously Paid Amount	0.00
Total Fee Amount	25,619.58
Total Offset Amount	0.00
Net Fee	$ 25,619.58